Simplify Volatility Premium ETF
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 93.2%
Alternative Funds – 9.2%
Simplify Multi-QIS Alternative ETF(a) .......................................... 3,975,000 $ 92,264,520
Equity Funds – 57.9%
Simplify US Equity PLUS Upside Convexity ETF(a) .............................. 2,334,812 89,079,382
Simplify US Small Cap PLUS Income ETF(a) ................................... 95,000 1,859,122
SPDR S&P500 ETF Trust(b) ................................................. 872,087 487,836,747
578,775,251
Fixed Income Funds – 26.1%
Simplify Aggregate Bond ETF(a) ............................................. 5,193,254 109,837,322
Simplify High Yield PLUS Credit Hedge ETF(a) .................................. 1,299,393 29,808,075
Simplify Intermediate Term Treasury Futures Strategy ETF(a) ...................... 3,843,182 50,845,298
Simplify National Muni Bond ETF(a) ........................................... 3,121,709 70,581,840
261,072,535
Total U.S. Exchange-Traded Funds (Cost $993,528,326) .............................. 932,112,306
Principal
U.S. Treasury Bills – 92.8%
U.S. Treasury Bill, 4.29%, 6/26/2025 (c)(d) ..................................... $ 900,000,000 890,991,504
U.S. Treasury Bill, 4.29%, 7/8/2025 (c) ......................................... 37,000,000 36,578,477
Total U.S. Treasury Bills (Cost $927,579,814) ....................................... 927,569,981
Number of
Contracts Notional Amount
Purchased Options – 0.6%
Calls – Exchange-Traded – 0.6%
CBOE Volatility Index, May Strike Price $50, Expires 5/21/25 ............. 50,170 250,850,000 1,931,545
CBOE Volatility Index, June Strike Price $50, Expires 6/18/25 ............ 48,000 240,000,000 2,592,000
CBOE Volatility Index, July Strike Price $50, Expires 7/16/25 ............. 18,171 90,855,000 1,172,030
5,695,575
Total Purchased Options (Cost $9,488,247) ........................................... 5,695,575
Principal
U.S. Government Obligations – 0.0%†
U.S. Treasury Note, 2.88%, 6/15/2025(b)
(Cost $99,642) .......................................................... $ 100,000 99,701
Total Investments – 186.6%
(Cost $1,930,696,029) .......................................................... $ 1,865,477,563
Liabilities in Excess of Other Assets – (86.6)% ........................................ (865,884,198)
Net Assets – 100.0% ............................................................ $ 999,593,365

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (0.5)%
Calls – Exchange-Traded – (0.2)%
S&P 500 Index, April Strike Price $600, Expires 4/11/25 ................. (8,579) $ (1,029,480,000) $ (38,606)
U.S. 6-7 Note FRI, April Strike Price $111, Expires 4/04/25 ............... (4,000) (444,000,000) (2,062,500)
(2,101,106)
Puts – Exchange-Traded – (0.3)%
U.S. 2 Years Future Option, May Strike Price $103.5, Expires 5/23/25 ...... (6,000) (1,242,000,000) (3,187,500)
Total Written Options (Premiums Received $7,143,108) ................................. $ (5,288,606)
† Less than 0.05%
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) Securities with an aggregate market value of $2,449,134 have been pledged as collateral for options as of March 31, 2025.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Security, or a portion thereof, in the amount of $890,982,000 has been pledged as collateral for reverse repurchase agreements as of March 31, 2025.
At March 31, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. 10 Years Note (CBT) .......................... 4,000 $ 444,875,000 6/18/25 $ 2,367,188
S&P 500 E-Mini Future ............................ 3,442 972,924,325 6/20/25 (5,727,166)
Total unrealized appreciation/(depreciation) $ (3,359,978)
Short position contracts:
CBOE VIX Future ................................ (5,010) (102,640,872) 5/21/25 3,617,181
Total net unrealized appreciation $ 257,203

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Aggregate
Bond ETF $ 101,656,343 $ 6,238,604 $ — $ — $ 1,942,375 $ 109,837,322 5,193,254 $ 5,982,663 $ —
Simplify Enhanced
Income ETF — 80,085,479 (78,569,074) (1,516,405) — — — 822,522 —
Simplify High Yield
PLUS Credit
Hedge ETF 90,712,714 17,509,622 (80,026,023) 1,566,966 44,796 29,808,075 1,299,393 3,450,005 —
Simplify
Intermediate
Term
Treasury
Futures
Strategy ETF — 54,646,973 — — (3,801,675) 50,845,298 3,843,182 1,437,850 —
Simplify MBS ETF 44,541,053 126,751,311 (170,713,287) (844,855) 265,778 — — 1,909,181 —
Simplify Multi-QIS
Alternative
ETF — 98,585,565 — — (6,321,045) 92,264,520 3,975,000 1,192,500 —
Simplify National
Muni Bond
ETF — 78,697,622 (122,571) (3,688) (7,989,523) 70,581,840 3,121,709 1,666,237 —
Simplify Treasury
Option
Income ETF 79,180,333 30,276,389 (109,325,612) (1,262,905) 1,131,795 — — 4,527,741 —
Simplify US Equity
PLUS Upside
Convexity
ETF — 99,046,461 — — (9,967,079) 89,079,382 2,334,812 186,785 —
Simplify US Small
Cap PLUS
Income ETF — 2,148,900 — — (289,778) 1,859,122 95,000 9,500 —
$ 316,090,443 $ 593,986,926 $ (438,756,567) $ (2,060,887) $ (24,984,356) $ 444,275,559 19,862,350 $ 21,184,984 $ —
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 93.2%
U.S. Treasury Bills ............................................................................. 92.8%
Purchased Options ............................................................................ 0.6%
U.S. Government Obligations .................................................................... 0.0%†
Total Investments ............................................................................. 186.6%
Liabilities in Excess of Other Assets ............................................................... (86.6)%
Net Assets .................................................................................. 100.0%
† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
4
At March 31, 2025, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 4.56% 3/31/2025 4/2/2025 $ 873,155,867 $ 873,155,867
$ 873,155,867 $ 873,155,867